CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues:
Revenues	$ 233,137	$ 197,007
Cost of revenues:
Cost of revenues	158,231	136,682
Gross profit	74,906	60,325
Operating expenses:
Research and development expenses, net	23,718	23,930
Selling and marketing expenses	19,211	16,467
General and administrative expenses	22,618	13,027
Other operating expenses, net	281	3,964
Total operating expenses	65,828	57,388
Operating income	9,078	2,937
Financial income (expenses), net	3,462	(2,186)
Income before taxes on income	12,540	751
Taxes on income	841	3,083
Net income	$ 13,381	$ 3,834
Earnings per share:
Basic	$ 0.18	$ 0.07
Diluted	$ 0.17	$ 0.07
Weighted average number of shares used in computing earnings per share:
Weighted Average Number of Shares	75,766,488	57,081,120
Weighted Average Number of Shares Outstanding, Diluted	78,341,256	57,189,406
Product [Member]
Revenues:
Revenues	$ 179,162	$ 137,291
Cost of revenues:
Cost of revenues	124,363	104,198
Service [Member]
Revenues:
Revenues	53,975	59,716
Cost of revenues:
Cost of revenues	$ 33,868	$ 32,484